CAPITAL STOCK AND RESERVES (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Shares issued under private placement	$ 2,150
Pre-Funded warrants exercised	1
Additional round up shares issued for fractional shares in connection with 1-for-20 reverse stock split
Issued capital [member]
IfrsStatementLineItems [Line Items]
Ordinary shares beginning balance, shares	989	880
Ordinary shares beginning balance, amount	$ 219,499	$ 218,782
Shares issued under private placement, shares	524
Shares issued under private placement	$ 2,150
Pre-Funded warrants exercised, shares	60
Pre-Funded warrants exercised	$ 1
Additional round up shares issued for fractional shares in connection with 1-for-20 reverse stock split, shares	52
Additional round up shares issued for fractional shares in connection with 1-for-20 reverse stock split
Shares issued under Registered Direct Offering, net of issue costs, shares		98
Shares issued under Registered Direct Offering, net of issue costs
Shares issued under ATM, net of issue costs, shares		9
Shares issued under ATM, net of issue costs		$ 662
Shares issued or accrued for services, shares	19	1
Shares issued or accrued for services, amount	$ 120	$ 50
Shares issued pursuant to distribution of restricted stock units, shares	9	1
Shares issued pursuant to distribution of restricted stock units, value	$ 30	$ 5
Ordinary shares ending balance, shares	1,653	989
Ordinary shares ending balance, amount	$ 221,800	$ 219,499